Leases - Schedule of Lease Liabilities (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balance Lease liability, beginning		$ 344,595	$ 388,721	$ 291,908
Lease additions	[1]	179,738	71,700	210,557
Lease disposals	[1]	(23,515)	(7,849)	(12,298)
Rent payments (principal and interest)	[2]	(169,904)	(155,361)	(123,241)
Foreign currency translation	[1]	(6,515)	13,009	(12,526)
Interest expense	[1]	32,306	34,375	34,321
Balance Lease liability, ending		$ 356,705	$ 344,595	$ 388,721

[1]	Changes that do not represent cash flow
[2]	Changes that represent cash flow